Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of income taxes [Line Items]
Net deferred tax assets	$ 5,009	$ 0
Non-capital losses	806,279	699,586
Deductible temporary differences	295,800	200,408
Research and development
Disclosure of income taxes [Line Items]
Research and development expenditures	424	2,598
E-business
Disclosure of income taxes [Line Items]
Research and development expenditures	2,604	3,734
With expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences	456,027	371,223
No expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences	350,252	328,363
Canada
Disclosure of income taxes [Line Items]
Provision for tax refund receivable	3,300	3,344
Canada | Non-refundable tax credit
Disclosure of income taxes [Line Items]
E-business tax credit recognized	$ 4,600	$ 2,795